united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

           Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

           4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

           Ultimus Fund Solutions ___

           80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

December 31, 2022

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1
Schedules of Investments	Page 10
Statements of Assets and Liabilities	Page 22
Statements of Operations	Page 24
Statements of Changes in Net Assets	Page 26
Financial Highlights	Page 28
Notes to Financial Statements	Page 38
Expense Example	Page 49
Privacy Notice	Page 50

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	13.42%	(32.65)%	(5.23)%	2.53%	3.56%	N/A
Class A with load	6.89%	(36.52)%	(6.38)%	1.92%	3.03%	N/A
Class C	12.90%	(33.17)%	(5.98)%	1.76%	3.00%	N/A
Class I	13.49%	(32.51)%	(5.03)%	N/A	N/A	(1.66)%
S&P 500 Total Return Index(a)	2.31%	(18.11)%	9.42%	12.56%	12.20%	10.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.81% for Class A, 2.56% for Class C and 1.56% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Metals & Mining	23.3%
Software	20.5%
Oil & Gas Producers	20.3%
Technology Hardware	7.1%
Apparel & Textile Products	4.9%
Asset Management	4.8%
Renewable Energy	4.7%
Leisure Products	4.6%
Automotive	3.5%
Medical Equipment & Devices	1.4%
Other/Cash & Equivalents	4.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Energy Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	11.53%	26.64%	2.85%	(1.52)%
Class A with load	5.11%	19.37%	1.65%	(2.25)%
Class C	11.13%	25.74%	2.08%	(2.23)%
Class I	11.68%	26.98%	3.12%	(1.27)%
Alerian MLP Total Return Index(a)	18.97%	30.92%	4.08%	(1.10)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses are 1.73% for Class A, 2.48% for Class C, and 1.48% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Oil & Gas Producers	99.7%
Other/Cash & Equivalents	0.3%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	0.51%	(11.04)%	4.45%	6.70%	7.01%	N/A
Class A with load	(5.27)%	(16.16)%	3.22%	6.07%	6.45%	N/A
Class C	0.13%	(11.64)%	3.67%	5.90%	6.20%	N/A
Class I	0.64%	(10.82)%	4.72%	N/A	N/A	5.25%
MSCI All Country World Stock Index(a)	2.51%	(17.96)%	5.75%	8.54%	7.92%	6.66%
MSCI All Country World Stock Value Index(b)	5.84%	(6.86)%	4.23%	7.19%	6.79%	5.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.59% for Class A, 2.34% for Class C, and 1.34% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 27 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Biotech & Pharma	13.4%
Technology Hardware	6.8%
Food	6.3%
Telecommunications	5.6%
Gas & Water Utilities	5.1%
Wholesale - Consumer Staples	4.5%
Entertainment Content	4.4%
Semiconductors	3.7%
Construction Materials	3.5%
Tobacco & Cannabis	3.5%
Other/Cash & Equivalents	43.2%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Capital Advisors LLC | 646-827-2761

December 31, 2022

Catalyst/MAP Global Equity Fund (CAXAX, CAXCX, CAXIX)

Dear Fellow Shareholders:

The Catalyst/MAP Global Equity Fund’s (the “Fund”) total returns for the one-year, three-year, five-year, and since inception periods through 12/31/22 as compared to the MSCI All Country World Stock Index1 and the MSCI All Country World Stock Value Index 2 were as follows (unaudited):

Fund vs. Index Performance	1 Year	3 Years	5 Years	Since Inception[3]
Class A without sales charge	-11.04%	3.02%	4.45%	7.01%
Class A with sales charge	-16.16%	1.01%	3.22%	6.45%
Class C	-11.64%	2.26%	3.67%	6.20%
MSCI All Country World Stock Index[1]	-17.96%	4.49%	5.75%	7.92%
MSCI All Country World Stock Value Index[2]	-6.86%	4.04%	4.23%	6.79%
Class I (Inception Date – 6/6/14)	-10.82%	3.27%	4.72%	5.25%
MSCI All Country World Stock Index[1]	-17.96%	4.49%	5.75%	6.66%
MSCI All Country World Stock Value Index[2]	-6.86%	4.04%	4.23%	5.04%

The Fund’s maximum sales charge for Class A shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information or the Fund’s prospectus, please call the Fund, toll-free at 1-866-447-4228. You can also obtain a prospectus at www.CatalystMF.com.

The Total Operating Expenses are 1.59%, 2.34%, 1.34% for A, C, and I shares as of the Fund’s most recent prospectus dated November 1, 2022.

After being pressured during the first three quarters of 2022, stocks moved higher during the fourth quarter, marking their first quarterly gain for the year. While we believe inflation peaked in June when it hit an annual rate of 9.1%, it remains elevated relative to historical numbers, with November’s annual Consumer Price Index (CPI) growing at a rate of 7.1%. As mentioned, stocks eventually rebounded during the fourth quarter as investors were increasingly hopeful that the Fed would stop raising interest rates or maybe even begin reducing them sometime next year. Most noteworthy to us in 2022 is how value stocks outperformed their “expensive,” or growth, counterparts by the widest margin since 2000, which benefited the Fund. We would note that typically such cycles last multiple years, as evidenced by the outperformance that value enjoyed from the bursting of the dot-com bubble leading up to the Global Financial Crisis (GFC). It is also worth mentioning that historically, inflation has served as a tailwind for value stocks while creating a headwind for growth stocks.

With that said, the top five contributors to performance for the six-month period were Bunge (BG), up 11.1%; Grupo Herdez (HERDEZ* MM), up 53.2%; Takeda Pharmaceuticals (TAK), up 15.7%; Campbell Soup (CPB), up 19.36%; and Cisco Systems (CSCO), up 13.3%. Inversely, the top five detractors to performance for the six-month period were Kratos Defense & Security (KTOS), down 25.9%; Vodafone (VOD), down 33.2%; Orange (ORAN), down 13.6%, Intel Corp (INTC), down 28.75%; and GrainCorp (GNC AU), down 18.1%.

While we admit our first expectation was that the Fed may start easing during 2023, given the stubborn nature of current inflationary pressures, we now believe the Fed will likely continue to raise rates during the first half of 2023,

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Capital Advisors LLC | 646-827-2761

albeit at a slower pace than in 2022. Ultimately, we anticipate the Fed “hitting the pause button” on rate hikes sometime around mid-2023. However, barring a “Black Swan” event, we would be surprised to see the Fed ‘pivot’ and lower rates. As such, we now believe the Fed cutting rates is likely a 2024 phenomenon, which we would note contradicts current Street expectations. As mentioned above, we believe inflation will likely remain stubbornly elevated, specifically in the 4% - 5% level for some time, well above the Fed’s current 2% target. While not a complete list, we believe there are three primary reasons supporting this thesis:

1. Much of current inflation is caused by wages. Unlike commodity prices, which can fluctuate greatly, wages do not. Generally, wages only go in one direction: up.

2. The movement toward a greener environment is likely to keep energy prices high; hydrocarbon production declines faster than new sources can be brought online to replace them.

3. The world’s economy is in the early stages of deglobalization. For years, globalization provided us with many inexpensive goods made in countries with cheap labor. Since COVID and the related supply chain issues, the focus has shifted away from cost and toward dependability/reliability.

4. The geopolitical environment is changing. China is building strategic relationships not only with Russia but with the Middle East (in particular Saudi Arabia). Over the next few years, oil may be invoiced in yuan, not dollars. This would be a negative for the dollar and likely cause inflation to remain problematic for the U.S.

Looking at the portfolio activity during the first half of the Fund’s fiscal year, turnover remains low. During the period, we exited shares of Intel Corp (INTC) as we underestimated the poor position the former management team had left the company in. We also exited shares of Koninklijke Philips NV (PHG), as we were wrong on the timing of a recovery at the company, as well as how long the company’s supply chain issues would continue to impact their results. Finally, we exited shares of Grupo Herdez (HERDEZ* MM), as liquidity in the name dipped below our stated thresholds, as well as shares of Swire Pacific Ltd (19 HK & 87 HK), as the shares performed extremely well since our initial purchase. We also trimmed positions in eBay (EBAY), Tetra Tech (TTEK), Micron (MU), and Campbell Soup (CPB), as we refocused on our top conviction ideas. With the proceeds from these transactions, we increased weightings in Applied Materials (AMAT), Wal-Mart (WMT), Home Depot (HD), Vivendi (VIVHY), MDU Resources (MDU), Meta Platforms (META), and Medtronic (MDT). We also added three names to the portfolio during the period. First, we purchased shares of Unilever (UL). The thesis behind adding the name is two-fold. First, it is a name we believe will perform well during a low-growth environment. And second, the shares have interest from active investors, which we believe could be beneficial to the valuation. And finally, we added two energy names to the portfolio, Hess (HES) and Chevron (CVX). As the war in Ukraine has tragically continued, we believe it is very unlikely that Russian oil or gas will return anytime soon and that some of their supply will be permanently impacted by the loss of U.S. technology. Furthermore, our mosaic of information leads us to conclude that hopes of a sharp increase in supplies in response to higher prices might not materialize.

As discussed in previous letters, we believe the Fed is in a challenging position as the economy struggles to find growth. At the same time, excess debt continues to serve as a barrier to prosperity. A large amount of debt also hinders the Fed’s ability to raise interest rates to a level sufficient to stifle inflation. For example, in 1980, then Fed Chairman Paul Volker “broke the back of inflation” by taking short-term and long-term rates close to 20%. In 1980, federal debt stood at one trillion dollars; today, it stands at approximately $31 trillion. Applying 1980 interest rates to today’s federal debt load, annual interest costs would approximate $4 trillion - about how much the federal government collects in yearly tax receipts. Whether or not we officially enter a recession in 2023 is debatable. Still, the yield curve (historically a very accurate indicator of recessions) suggests it is a good possibility. If we do indeed enter a recession, we believe it will be relatively shallow (given the strength of the current job market) but extended. The typical tools the government implements to jump-start a lagging economy do not seem plausible. In other words, they do not have enough tools in their toolbox. Given the amount of the deficit, tax cuts appear unlikely; and

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Capital Advisors LLC | 646-827-2761

with stubborn inflation, we don’t believe the Fed will rush to resume Quantitative Easing (QE) or lower (as we mentioned earlier) interest rates.

Given an uncertain economic backdrop, we think owning economically defensive names in sectors such as Consumer Staples (particularly agricultural names) and Healthcare makes sense. Materials and Energy names should also provide an inflationary hedge. While technology typically tends to underperform during inflationary environments, we believe exposure to specific technology names that benefit from adopting technologically driven solutions to labor shortages and rising wages should perform well over the long term.

In summary, we would be remiss not to mention how volatile markets can be with the dissemination of single economic data points. For example, there have been times when a softer-than-expected inflation number sends stocks soaring one day, while more robust-than-expected inflationary data sends them retreating the next session. We note that seldom does economic data move in a linear direction. We believe the economic scenario discussed above should allow for more favorable market conditions in 2023 relative to 2022. Additionally, as has been our mantra for some time, selectivity will remain essential. Focusing on individual stock selection instead of broad indices whose performance has benefitted from low-interest rates and quantitative easing will be critical to delivering solid risk-adjusted returns for the next decade.

Kindest Regards,

Michael S. Dzialo, Peter J. Swan, and Karen M. Culver
Portfolio Managers

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.CatalystMF.com or call 1-866-447-4228. Please read the prospectus carefully before investing.

The Catalyst Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Catalyst Capital Advisors, LLC is not affiliated with Northern Lights Distributors, LLC.

[1]	The MSCI All Country World Stock Index is a market capitalization-weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging markets. The Catalyst/MAP Global Equity Fund may or may not purchase the types of securities represented by the MSCI All Country World Stock Index.

[2]	The MSCI All Country World Stock Value Index captures large- and mid-cap securities exhibiting overall value style characteristics across 23 developed markets (DM) countries. The MSCI ACWI Value is maintained by Morgan Stanley Capital International. The Catalyst/MAP Global Equity Fund may or may not purchase the types of securities represented by the MSCI All Country World Stock Value Index.

[3]	Since inception returns assume an inception date of 7/29/11 for Class A and Class C shares, and an inception date of 6/6/14 for Class I shares. The performance information quoted in this Semi Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Capital Advisors LLC | 646-827-2761

shares held less than two years after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions). The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1154-NLD-01312023

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	(1.17)%	(24.38)%	2.16%	8.00%	8.22%	N/A
Class A with load	(6.85)%	(28.74)%	0.95%	7.36%	7.61%	N/A
Class C	(1.56)%	(24.97)%	1.38%	7.19%	7.42%	N/A
Class I	(1.10)%	(24.24)%	2.40%	N/A	N/A	5.04%
Lipper Flexible Portfolio Funds Index(a)	1.82%	(15.19)%	4.55%	6.15%	6.55%	4.79%
S&P 500 Total Return Index(b)	2.31%	(18.11)%	9.42%	12.56%	12.52%	10.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.90% for Class A, 2.65% for Class C, and 1.65% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Lipper Flexible Portfolio Funds Index, is an index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012 for Class A, Class C and the benchmarks.

***	Inception date is June 6, 2014 for Class I and the benchmarks.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
U.S. Treasury Bills	71.7%
U.S. Treasury Notes	11.6%
Other/Cash & Equivalents	16.7%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	5.46%	(14.87)%	5.64%	12.36%	12.33%	N/A
Class A with load	(0.61)%	(19.77)%	4.40%	11.69%	11.73%	N/A
Class C	5.05%	(15.49)%	4.85%	11.51%	11.49%	N/A
Class I	5.58%	(14.65)%	5.90%	N/A	N/A	9.65%
S&P 500 Total Return Index(a)	2.31%	(18.11)%	9.42%	12.56%	12.87%	10.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses are 1.49% for Class A, 2.24% for Class C and 1.24% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 22, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Health Care Facilities & Services	10.3%
Biotech & Pharma	10.2%
Oil & Gas Producers	7.8%
Semiconductors	7.7%
Insurance	6.7%
Food	6.2%
Chemicals	5.5%
Engineering & Construction	5.5%
Technology Services	4.6%
Asset Management	3.8%
Other/Cash & Equivalents	31.7%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 4.9%
6,480	Crocs, Inc.(a),(b)	$702,627

	ASSET MANAGEMENT - 4.8%
10,680	Apollo Global Management, Inc.(b)	681,277

	AUTOMOTIVE - 3.5%
4,000	Tesla, Inc.(a)	492,720

	E-COMMERCE DISCRETIONARY - 0.5%
80	MercadoLibre, Inc.(a)	67,699

	LEISURE PRODUCTS - 4.6%
15,700	YETI Holdings, Inc.(a),(b)	648,567

	MEDICAL EQUIPMENT & DEVICES - 1.4%
370	Thermo Fisher Scientific, Inc.	203,755

	METALS & MINING - 23.3%
30,400	Alliance Resource Partners, L.P.	617,728
4,480	Alpha Metallurgical Resources, Inc.	655,827
4,760	Arch Resources, Inc.(b)	679,680
26,100	Peabody Energy Corporation(a),(b)	689,563
19,000	Warrior Met Coal, Inc.	658,160
		3,300,958
	OIL & GAS PRODUCERS - 20.3%
8,900	Antero Resources Corporation(a)	275,811
3,400	Cheniere Energy, Inc.	509,864
6,480	Chesapeake Energy Corporation	611,518
5,925	EQT Corporation	200,443
12,650	Range Resources Corporation	316,503
105,200	Southwestern Energy Company(a),(b)	615,420
19,650	Vermilion Energy, Inc.	347,805
		2,877,364

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RENEWABLE ENERGY - 4.7%
1,455	Enphase Energy, Inc.(a)	$385,516
995	SolarEdge Technologies, Inc.(a)	281,854
		667,370
	SEMICONDUCTORS - 1.2%
1,500	QUALCOMM, Inc.	164,910

	SOFTWARE - 20.5%
450,920	Hims & Hers Health, Inc.(a),(b)	2,890,396
70	Microsoft Corporation(b)	16,787
50	ServiceNow, Inc.(a)	19,414
		2,926,597
	SPECIALTY FINANCE - 0.3%
10,400	SoFi Technologies, Inc.(a)	47,944

	TECHNOLOGY HARDWARE - 7.1%
6,100	Sanmina Corporation(a)	349,469
8,000	Super Micro Computer, Inc.(a),(b)	656,800
		1,006,269
	TRANSPORTATION & LOGISTICS - 0.5%
4,050	ZIM Integrated Shipping Services Ltd.(b)	69,620

	WHOLESALE - CONSUMER STAPLES - 1.4%
2,100	Archer-Daniels-Midland Company	194,985

	TOTAL COMMON STOCKS (Cost $13,468,881)	14,052,662

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 34.2%
	COLLATERAL FOR SECURITIES LOANED - 34.2%
4,861,198	Mount Vernon Liquid Assets Portfolio, LLC, , 4.49% (Cost $4,861,198)(c)	$4,861,198

	TOTAL INVESTMENTS - 133.2% (Cost $18,330,079)	$18,913,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.2)%	(4,717,510)
	NET ASSETS - 100.0%	$14,196,350

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,706,262 at December 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	OIL & GAS PRODUCERS - 99.7%
151,383	Cheniere Energy, Inc.	$22,701,395
149,052	Crestwood Equity Partners, L.P.	3,903,672
110,597	DT Midstream, Inc.	6,111,590
235,277	Enbridge, Inc.	9,199,331
1,957,032	Energy Transfer, L.P.	23,229,970
909,413	EnLink Midstream, LLC	11,185,780
435,693	Enterprise Products Partners, L.P.	10,508,915
1,330,520	Equitrans Midstream Corporation	8,914,484
259,726	Gibson Energy, Inc.	4,534,822
173,562	Hess Midstream, L.P., Class A	5,192,975
232,071	Keyera Corporation	5,071,813
533,467	Kinder Morgan, Inc.	9,645,083
82,593	Kinetik Holdings, Inc.	2,732,176
94,763	Magellan Midstream Partners, L.P.	4,758,050
24,010	Marathon Petroleum Corporation	2,794,524
132,840	MPLX, L.P.	4,362,466
2,684,381	NextDecade Corporation(a)	13,260,842
282,401	NuStar Energy, L.P.	4,518,416
306,578	ONEOK, Inc.	20,142,175
287,796	Pembina Pipeline Corporation	9,770,674
889,892	Plains GP Holdings, L.P., Class A	11,070,256
158,418	Targa Resources Corporation	11,643,723
227,952	TC Energy Corporation	9,086,167
162,177	Western Midstream Partners, L.P.	4,354,452
574,471	Williams Companies, Inc. (The)	18,900,097
		237,593,848

	TOTAL COMMON STOCKS (Cost $196,691,824)	237,593,848

	TOTAL INVESTMENTS - 99.7% (Cost $196,691,824)	$237,593,848
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	815,932
	NET ASSETS - 100.0%	$238,409,780

LLC	Limited Liability Company

LP	Limited Partnership

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	CLOSED END FUND — 3.2%
	COMMODITY - 3.2%
144,000	Sprott Physical Gold and Silver Trust(a)	$2,581,920

	TOTAL CLOSED END FUND (Cost $1,917,569)	2,581,920

Shares		Fair Value
	COMMON STOCKS — 90.2%
	AEROSPACE & DEFENSE - 2.0%
154,840	Kratos Defense & Security Solutions, Inc.(a)	1,597,949

	ASSET MANAGEMENT - 2.2%
21,800	Groupe Bruxelles Lambert S.A.	1,740,918

	BEVERAGES - 2.0%
3,200,000	Thai Beverage PCL	1,636,554

	BIOTECH & PHARMA - 13.4%
13,900	Johnson & Johnson	2,455,435
35,680	Novartis A.G. - ADR	3,236,889
59,750	Sanofi - ADR	2,893,693
138,000	Takeda Pharmaceutical Company Ltd. - ADR	2,152,800
		10,738,817

	CABLE & SATELLITE - 1.0%
116,000	MultiChoice Group(b)	800,315

	CHEMICALS - 3.3%
59,465	Mosaic Company (The)	2,608,730

	CONSTRUCTION MATERIALS - 3.5%
25,180	Holcim Ltd.	1,303,949
51,510	MDU Resources Group, Inc.	1,562,813
		2,866,762

	E-COMMERCE DISCRETIONARY - 1.3%
25,853	eBay, Inc.	1,072,124

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	ENGINEERING & CONSTRUCTION - 3.1%
16,925	Tetra Tech, Inc.	$2,457,341

	ENTERTAINMENT CONTENT - 4.4%
5,919	Electronic Arts, Inc.	723,183
256,280	Vivendi S.A.	2,446,173
36,002	Warner Bros Discovery, Inc.(a)	341,299
		3,510,655
	FOOD - 6.3%
14,932	Campbell Soup Company	847,391
169,700	GrainCorp Ltd.(b)	857,222
19,550	Nestle S.A. - ADR	2,254,897
471,260	United Malt Grp Ltd.	1,113,264
		5,072,774
	GAS & WATER UTILITIES - 5.1%
39,270	National Fuel Gas Company	2,485,791
43,000	UGI Corporation	1,594,010
		4,079,801
	HOUSEHOLD PRODUCTS - 3.0%
100,000	Reckitt Benckiser Group plc - ADR	1,409,000
18,960	Unilever plc - ADR	954,636
		2,363,636
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
79,500	JSE Ltd.	507,463

	INTERNET MEDIA & SERVICES - 1.3%
8,651	Meta Platforms, Inc., Class A(a)	1,041,061

	MEDICAL EQUIPMENT & DEVICES - 2.0%
20,263	Medtronic plc	1,574,840

	METALS & MINING - 2.9%
42,000	Anglo American plc - ADR	823,620
13,000	Anglo American PLC	508,625

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	METALS & MINING - 2.9% (Continued)
25,755	Freeport-McMoRan, Inc.	$978,690
		2,310,935
	OIL & GAS PRODUCERS - 2.0%
4,557	Chevron Corporation	817,936
5,710	Hess Corporation	809,792
		1,627,728
	RETAIL - CONSUMER STAPLES - 2.1%
12,062	Walmart, Inc.	1,710,271

	RETAIL - DISCRETIONARY - 1.8%
4,445	Home Depot, Inc. (The)	1,403,998

	SEMICONDUCTORS - 3.7%
15,472	Applied Materials, Inc.	1,506,663
28,619	Micron Technology, Inc.	1,430,378
		2,937,041
	SOFTWARE - 2.8%
9,310	Microsoft Corporation	2,232,724

	TECHNOLOGY HARDWARE - 6.8%
12,300	Apple, Inc.	1,598,139
46,810	Cisco Systems, Inc.	2,230,029
365,550	Nokia OYJ - ADR	1,696,152
		5,524,320
	TELECOMMUNICATIONS - 5.6%
62,300	AT&T, Inc.	1,146,943
204,606	Orange S.A. - ADR	2,021,507
134,930	Vodafone Group plc - ADR	1,365,492
		4,533,942
	TOBACCO & CANNABIS - 3.5%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,017,460
71,000	Imperial Brands plc - ADR	1,775,000
		2,792,460

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.5%
35,060	Bunge Ltd.	$3,497,936

	TOTAL COMMON STOCKS (Cost $62,962,237)	72,241,095

Shares		Fair Value
	EXCHANGE-TRADED FUND — 4.6%
	FIXED INCOME - 4.6%
40,000	SPDR Bloomberg 1-3 Month T-Bill ETF	3,658,800

	TOTAL EXCHANGE-TRADED FUND (Cost $3,658,600)	3,658,800

	TOTAL INVESTMENTS - 98.0% (Cost $68,538,406)	$78,481,815
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $82,948)	(7,875)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	1,600,843
	NET ASSETS - 100.0%	$80,074,783

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d)
525	Mosaic Company (The)	PER	03/17/2023	$65	$2,303,175	$7,875
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $82,948)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $82,948)					$7,875

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

PER	Pershing

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%)

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 83.3%
	U.S. TREASURY BILLS — 71.7%
5,050,000	United States Treasury Bill(a)	—	06/15/23	$4,948,311
5,085,000	United States Treasury Note	2.5000	05/31/24	4,935,827
1,752,000	United States Treasury Note	0.3750	07/15/24	1,642,158
1,741,000	United States Treasury Note	1.5000	02/15/25	1,640,008
1,695,000	United States Treasury Note	2.8750	06/15/25	1,639,648
1,853,000	United States Treasury Note	0.8750	09/30/26	1,647,940
1,725,000	United States Treasury Note	2.7500	04/30/27	1,637,537
2,906,000	United States Treasury Note	0.5000	08/31/27	2,477,933
2,624,000	United States Treasury Note	2.8750	04/30/29	2,463,434
2,680,000	United States Treasury Note	2.8750	05/15/32	2,479,000
				25,511,796
	U.S. TREASURY NOTES — 11.6%
1,836,000	United States Treasury Note	0.7500	03/31/26	1,647,667
2,901,000	United States Treasury Note	1.5000	02/15/30	2,479,448
				4,127,115
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,838,077)			29,638,911

	TOTAL INVESTMENTS - 83.3% (Cost $30,838,077)			$29,638,911
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%			5,944,222
	NET ASSETS - 100.0%			$35,583,133

(a)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.3%
40,700	Raytheon Technologies Corporation	$4,107,444

	ASSET MANAGEMENT - 3.8%
22,250	LPL Financial Holdings, Inc.	4,809,783

	BANKING - 1.7%
2,900	First Citizens BancShares, Inc., Class A	2,199,244

	BEVERAGES - 2.9%
15,600	Constellation Brands, Inc., Class A	3,615,300

	BIOTECH & PHARMA - 10.2%
47,600	Merck & Company, Inc.	5,281,219
88,000	Pfizer, Inc.	4,509,120
10,825	Vertex Pharmaceuticals, Inc.(a)	3,126,044
		12,916,383
	CHEMICALS - 5.5%
12,350	Albemarle Corporation(b)	2,678,221
71,500	Corteva, Inc.	4,202,770
		6,880,991
	ELECTRICAL EQUIPMENT - 2.7%
44,275	Amphenol Corporation, Class A	3,371,099

	ENGINEERING & CONSTRUCTION - 5.5%
49,100	Quanta Services, Inc.	6,996,750

	FOOD - 6.2%
22,050	Hershey Company (The)	5,106,119
30,200	Lamb Weston Holdings, Inc.	2,698,672
		7,804,791
	HEALTH CARE FACILITIES & SERVICES - 10.3%
31,200	AmerisourceBergen Corporation	5,170,152
14,775	UnitedHealth Group, Inc.	7,833,409
		13,003,561

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
8,350	Goldman Sachs Group, Inc. (The)	$2,867,223

	INSURANCE - 6.7%
47,800	MetLife, Inc.	3,459,286
26,050	Travelers Companies, Inc. (The)	4,884,114
		8,343,400
	OIL & GAS PRODUCERS - 7.8%
83,650	Devon Energy Corporation	5,145,312
140,200	Williams Companies, Inc. (The)(b)	4,612,580
		9,757,892
	RENEWABLE ENERGY - 3.1%
14,800	Enphase Energy, Inc.(a)	3,921,408

	RETAIL - DISCRETIONARY - 3.1%
60,400	Builders FirstSource, Inc.(a),(b)	3,918,752

	SEMICONDUCTORS - 7.7%
10,025	KLA Corporation	3,779,726
95,850	ON Semiconductor Corporation(a),(b)	5,978,164
		9,757,890
	SPECIALTY REITS - 2.4%
60,100	Iron Mountain, Inc.(b)	2,995,985

	TECHNOLOGY HARDWARE - 3.1%
15,375	Motorola Solutions, Inc.	3,962,291

	TECHNOLOGY SERVICES - 4.6%
29,000	Booz Allen Hamilton Holding Corporation	3,031,080
6,900	FactSet Research Systems, Inc.	2,768,349
		5,799,429
	TELECOMMUNICATIONS - 3.4%
30,700	T-Mobile US, Inc.(a)	4,298,000

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 3.2%
53,300	Sysco Corporation(b)	$4,074,785

	TOTAL COMMON STOCKS (Cost $107,331,727)	125,402,401

Shares		Fair Value
	SHORT-TERM INVESTMENT — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 16.0%

20,208,921	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $20,208,921)(c),(d)	20,208,921

	TOTAL INVESTMENTS - 115.5% (Cost $127,540,648)	$145,611,322
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5)%	(19,544,074)
	NET ASSETS - 100.0%	$126,067,248

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $19,686,099 at December 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2022

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
ASSETS:
Investment in Securities, at Cost	$18,330,079	$196,691,824	$68,538,406
Investment in Securities, at Value	$18,913,860	$237,593,848	$78,481,815
Cash	164,324	461,581	5,114,367
Foreign Currency, at value (at cost $0, $34,674, $0)	—	34,674	—
Receivable for Fund shares sold	131	401,890	131,824
Dividends and interest receivable	30,968	290,715	336,793
Prepaid expenses and other assets	31,530	42,061	28,705
Total Assets	19,140,813	238,824,769	84,093,504

LIABILITIES:
Options written (premiums received $0, $0, $82,948)	—	—	7,875
Payable upon return of securities loaned (Market value of securities on loan $4,706,262, $0, $0)	4,861,198	—	—
Payable for securities purchased	—	—	3,918,724
Payable for Fund shares redeemed	40,874	62,595	—
Management fees payable	3,265	245,520	42,972
Trustee fee payable	3,207	3,232	3,252
Payable to related parties	5,969	15,022	6,098
Accrued 12b-1 fees	9,669	67,016	15,513
Accrued expenses and other liabilities	20,281	21,604	24,287
Total Liabilities	4,944,463	414,989	4,018,721

Net Assets	$14,196,350	$238,409,780	$80,074,783

NET ASSETS CONSIST OF:
Paid in capital	$67,759,793	$250,623,596	$70,792,843
Accumulated earnings (losses)	(53,563,443)	(12,213,816)	9,281,940
Net Assets	$14,196,350	$238,409,780	$80,074,783

Class A
Net Assets	$8,347,302	$28,795,108	$8,898,571
Shares of beneficial interest outstanding (a)	649,843	1,482,168	569,235
Net asset value per share (Net assets/shares outstanding)	$12.85	$19.43	$15.63
Maximum offering price per share (b)	$13.63	$20.62	$16.58
Minimum redemption price per share (c)	$12.72	$19.24	$15.47

Class C
Net Assets	$2,128,365	$25,423,190	$7,883,489
Shares of beneficial interest outstanding (a)	173,759	1,310,177	519,427
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$12.25	$19.40	$15.18

Class I
Net Assets	$3,720,683	$184,191,482	$63,292,723
Shares of beneficial interest outstanding (a)	283,656	9,442,489	4,041,003
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.12	$19.51	$15.66

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)(Continued)
December 31, 2022

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$30,838,077	$127,540,648
Investment in Securities, at Value	$29,638,911	$145,611,322
Cash	5,918,386	668,552
Receivable for securities sold	—	111,010
Receivable for Fund shares sold	600	107,189
Dividends and interest receivable	105,337	131,681
Prepaid expenses and other assets	33,304	30,308
Total Assets	35,696,538	146,660,062

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan	—	20,208,921
$0, $0, and $19,686,076, respectively)
Payable for Fund shares redeemed	39,777	143,393
Management fees payable	23,007	95,862
Trustee fee payable	3,225	3,285
Payable to related parties	7,188	12,424
Accrued 12b-1 fees	20,070	88,373
Accrued expenses and other liabilities	20,138	40,556
Total Liabilities	113,405	20,592,814

Net Assets	$35,583,133	$126,067,248

NET ASSETS CONSIST OF:
Paid in capital	$37,165,045	$111,888,939
Accumulated earnings (losses)	(1,581,912)	14,178,309
Net Assets	$35,583,133	$126,067,248

Class A
Net Assets	$5,505,577	$67,374,578
Shares of beneficial interest outstanding (a)	410,647	3,715,068
Net asset value per share (Net assets/shares outstanding)	$13.41	$18.15
Maximum offering price per share (b)	$14.23	$19.26
Minimum redemption price per share (c)	$13.28	$17.97

Class C
Net Assets	$15,579,703	$25,199,389
Shares of beneficial interest outstanding (a)	1,215,277	1,571,508
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$12.82	$16.04

Class I
Net Assets	$14,497,853	$33,493,281
Shares of beneficial interest outstanding (a)	1,079,201	1,806,890
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.43	$18.54

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2022

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
Investment Income:
Dividend income	$206,519	$6,410,306	$822,140
Interest income	2,044	12,318	40,828
Securities lending - net	6,779	—	—
Foreign tax withheld	(6,958)	(187,587)	(121,267)
Total Investment Income	208,384	6,235,037	741,701

Operating Expenses:
Investment management fees	79,208	1,485,553	363,846
12b-1 fees:
Class A	11,305	36,942	11,126
Class C	12,347	128,728	40,191
Registration fees	24,236	28,431	20,657
Administration fees	12,218	42,211	21,801
Networking fees	11,978	107,186	31,807
Trustees’ fees	7,055	7,055	7,032
Audit fees	6,867	6,872	7,749
Legal fees	6,036	6,701	6,433
Printing expense	4,048	11,248	2,813
Compliance officer fees	2,996	7,740	4,812
Transfer agent fees	2,609	7,049	3,261
Custody fees	2,153	10,367	7,253
Management services fees	1,774	26,497	8,117
Insurance expense	589	2,499	1,366
Interest expense	1,084	3,000	—
Miscellaneous expense	1,434	1,364	1,504
Total Operating Expenses	187,937	1,919,443	539,768
Less: Fees waived and/or reimbursed by Manager	(61,854)	(49,883)	(138,980)
Net Operating Expenses	126,083	1,869,560	400,788

Net Investment Income	82,301	4,365,477	340,913

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	(5,095,832)	1,369,987	360,857
Foreign currency transactions	—	(10,877)	21,007
Net realized gain (loss)	(5,095,832)	1,359,110	381,864

Net change in unrealized appreciation (depreciation) on:
Investments	7,007,709	18,322,926	(457,719)
Options written	—	—	75,073
Foreign currency translations	—	(966)	3,339
Net change in unrealized appreciation (depreciation)	7,007,709	18,321,960	(379,307)

Net Realized and Unrealized Gain on Investments	1,911,877	19,681,070	2,557

Net Increase in Net Assets Resulting From Operations	$1,994,178	$24,046,547	$343,470

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended December 31, 2022

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$5,210	$1,164,166
Interest Income	557,666	10,047
Securities lending - net	—	21,291
Total Investment Income	562,876	1,195,504

Operating Expenses:
Investment management fees	251,461	656,236
12b-1 fees:
Class A	7,574	86,034
Class C	81,229	133,586
Registration fees	23,669	26,199
Networking fees	19,060	61,341
Administration fees	16,203	27,635
Trustees’ fees	7,055	7,028
Audit fees	6,782	6,774
Legal fees	6,385	8,421
Compliance officer fees	5,822	6,830
Management services fees	4,518	14,664
Printing expense	2,318	6,231
Custody fees	2,263	5,325
Transfer agent fees	2,065	5,071
Insurance expense	756	2,590
Miscellaneous expense	1,363	1,212
Total Operating Expenses	438,523	1,055,177
Less: Fees waived and/or reimbursed by Manager	(92,403)	(94,040)
Net Operating Expenses	346,120	961,137

Net Investment Income	216,756	234,367

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Purchased Options, Written Options, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	3,071,699	(4,036,892)
Purchased Options	803,596	—
Net realized gain (loss)	3,875,295	(4,036,892)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,597,924)	10,536,189
Net change in unrealized appreciation (depreciation)	(4,597,924)	10,536,189

Net Realized and Unrealized Gain (Loss) on Investments	(722,629)	6,499,297

Net Increase (Decrease) in Net Assets Resulting From Operations	$(505,873)	$6,733,664

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2022	June 30, 2022	June 30, 2022	June 30, 2022	June 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$82,301	$(487,316)	$4,365,477	$6,393,609	$340,913	$1,000,299
Net realized gain (loss) on investments	(5,095,832)	(3,196,706)	1,359,110	796,264	381,864	2,352,304
Net change in unrealized appreciation (depreciation) on investments	7,007,709	(22,181,333)	18,321,960	9,293,258	(379,307)	(9,134,818)
Net increase (decrease) in net assets resulting from operations	1,994,178	(25,865,355)	24,046,547	16,483,131	343,470	(5,782,215)

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(1,376,812)	—	—
Class C	—	—	—	(999,754)	—	—
Class I	—	—	—	(7,153,659)	—	—
Distributions paid
Class A	—	—	(996,147)	(730,042)	—	(176,950)
Class C	—	—	(774,301)	(448,443)	—	(104,120)
Class I	—	—	(6,385,392)	(2,697,632)	—	(1,176,800)

Total distributions to shareholders	—	—	(8,155,840)	(13,406,342)	—	(1,457,870)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	913,812	2,119,328	3,355,561	5,041,825	909,941	1,233,569
Class C	9,649	35,851	2,531,747	4,696,736	186,375	303,589
Class I	212,791	1,670,896	36,480,268	92,897,377	13,647,469	16,339,473
Reinvestment of distributions
Class A	—	—	739,439	1,536,394	—	127,800
Class C	—	—	676,191	1,251,436	—	84,475
Class I	—	—	5,430,303	8,180,489	—	1,006,888
Cost of shares redeemed
Class A	(1,518,481)	(4,634,769)	(3,839,992)	(11,496,202)	(872,892)	(1,804,824)
Class C	(718,853)	(3,099,476)	(2,391,205)	(5,111,503)	(584,841)	(1,619,080)
Class I	(1,823,773)	(9,186,085)	(24,737,922)	(51,274,406)	(5,673,174)	(8,185,612)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,924,855)	(13,094,255)	18,244,390	45,722,146	7,612,878	7,486,278

Total Increase (Decrease) in Net Assets	(930,677)	(38,959,610)	34,135,097	48,798,935	7,956,348	246,193

Net Assets:
Beginning of period	15,127,027	54,086,637	204,274,683	155,475,748	72,118,435	71,872,242
End of period	$14,196,350	$15,127,027	$238,409,780	$204,274,683	$80,074,783	$72,118,435

Share Activity:
Class A
Shares Sold	62,820	97,561	168,202	283,723	58,260	71,890
Shares Reinvested	—	—	37,143	85,832	—	7,585
Shares Redeemed	(115,266)	(279,913)	(195,537)	(654,096)	(57,708)	(105,703)
Net increase (decrease) in shares of Beneficial interest	(52,446)	(182,352)	9,808	(284,541)	552	(26,228)

Class C
Shares Sold	754	1,964	128,344	257,042	12,357	18,270
Shares Reinvested	—	—	33,991	69,531	—	5,123
Shares Redeemed	(56,061)	(161,141)	(119,990)	(290,398)	(39,139)	(96,407)
Net increase (decrease) in shares of Beneficial interest	(55,307)	(159,177)	42,345	36,175	(26,782)	(73,014)

Class I
Shares Sold	16,598	93,442	1,845,922	4,997,996	878,845	950,085
Shares Reinvested	—	—	271,629	448,349	—	59,791
Shares Redeemed	(137,965)	(658,775)	(1,240,735)	(2,773,173)	(371,252)	(479,058)
Net increase (decrease) in shares of Beneficial interest	(121,367)	(565,333)	876,816	2,673,172	507,593	530,818

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2022	June 30, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$216,756	$(262,655)	$234,367	$(52,598)
Net realized gain (loss) on investments	3,875,295	(92,636)	(4,036,892)	5,475,629
Net change in unrealized appreciation (depreciation) on investments	(4,597,924)	(10,085,474)	10,536,189	(12,908,628)
Net increase (decrease) in net assets resulting from operations	(505,873)	(10,440,765)	6,733,664	(7,485,597)

Distributions to Shareholders from:
Distributions paid
Class A	(638,235)	(51,044)	(810,927)	(21,254,845)
Class C	(1,831,281)	(126,964)	(344,376)	(9,902,033)
Class I	(1,695,438)	(149,253)	(397,220)	(12,443,436)

Total distributions to shareholders	(4,164,954)	(327,261)	(1,552,523)	(43,600,314)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	209,622	1,737,274	5,475,963	5,712,846
Class C	522,851	2,461,069	362,044	1,333,846
Class I	3,942,330	6,645,576	1,547,012	4,332,865
Reinvestment of distributions
Class A	602,569	48,257	788,680	20,598,490
Class C	1,812,645	124,323	333,482	9,541,554
Class I	1,539,451	137,176	360,101	10,984,410
Cost of shares redeemed
Class A	(923,854)	(2,656,778)	(6,895,428)	(19,598,175)
Class C	(1,165,368)	(3,241,990)	(2,811,002)	(9,013,761)
Class I	(6,127,777)	(7,663,518)	(4,826,040)	(17,616,059)
Net increase (decrease) in net assets from share transactions of beneficial interest	412,469	(2,408,611)	(5,665,188)	6,276,016

Total Decrease in Net Assets	(4,258,358)	(13,176,637)	(484,047)	(44,809,895)

Net Assets:
Beginning of period	39,841,491	53,018,128	126,551,295	171,361,190
End of period	$35,583,133	$39,841,491	$126,067,248	$126,551,295

Share Activity:
Class A
Shares Sold	13,657	90,536	296,770	261,234
Shares Reinvested	44,602	2,479	41,488	993,177
Shares Redeemed	(61,925)	(145,423)	(373,832)	(906,745)
Net increase (decrease) in shares of Beneficial interest	(3,666)	(52,408)	(35,574)	347,666

Class C
Shares Sold	35,745	134,690	22,451	61,218
Shares Reinvested	140,298	6,592	19,862	516,039
Shares Redeemed	(81,194)	(183,736)	(172,029)	(466,897)
Net increase (decrease) in shares of Beneficial interest	94,849	(42,454)	(129,716)	110,360

Class I
Shares Sold	256,524	346,867	82,069	189,026
Shares Reinvested	113,781	7,053	18,562	520,095
Shares Redeemed	(408,198)	(430,267)	(258,757)	(790,708)
Net increase (decrease) in shares of Beneficial interest	(37,893)	(76,347)	(158,126)	(81,587)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$11.33		$24.08	$18.49	$19.28	$18.53	$15.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.08		(0.24)	(0.28)	(0.04)	(0.17)	(0.08)
Net realized and unrealized gain (loss) on investments	1.44		(12.51)	5.87	(0.75)	0.92	3.15
Total from investment operations	1.52		(12.75)	5.59	(0.79)	0.75	3.07

Net asset value, end of period	$12.85		$11.33	$24.08	$18.49	$19.28	$18.53

Total return (B)	13.42	% (G)	(52.95)%	30.23%	(4.10)%	4.05%	19.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,959		$7,959	$21,299	$14,703	$20,850	$29,682
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.31	% (H)	1.81%	1.70%	1.69%	1.63%	1.58%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.53%	1.53%	1.54%	1.52%	1.50%
Net investment loss, before waiver and reimbursement (C,D)	0.37	% (H)	(1.57)%	(1.47)%	(0.34)%	(1.01)%	(0.57)%
Net investment loss, net waiver and reimbursement (C,D)	1.15	% (H)	(1.29)%	(1.30)%	(0.20)%	(0.90)%	(0.49)%
Portfolio turnover rate	88	% (G)	66%	77%	249%	220%	153%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$10.85		$23.22	$17.97	$18.87	$18.28	$15.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.37)	(0.43)	(0.17)	(0.30)	(0.21)
Net realized and unrealized gain (loss) on investments	1.38		(12.00)	5.68	(0.73)	0.89	3.13
Total from investment operations	1.40		(12.37)	5.25	(0.90)	0.59	2.92

Net asset value, end of period	$12.25		$10.85	$23.22	$17.97	$18.87	$18.28

Total return (B)	12.90	% (G)	(53.27)%	29.22%	(4.77)%	3.23%	19.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,485		$2,485	$9,015	$7,926	$11,973	$14,297
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	3.06	% (H)	2.56%	2.45%	2.44%	2.38%	2.33%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%	2.28%	2.29%	2.27%	2.25%
Net investment loss, before waiver and reimbursement (C,D)	(0.50	)% (H)	(2.32)%	(2.22)%	(1.09)%	(1.75)%	(1.32)%
Net investment loss, net waiver and reimbursement (C,D)	0.28	% (H)	(2.04)%	(2.05)%	(0.94)%	(1.64)%	(1.24)%
Portfolio turnover rate	88	% (G)	66%	77%	249%	220%	153%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.32%	1.81%	1.70%	1.68%
Expenses, net waiver and reimbursement (C)	1.54%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.08%	2.56%	2.45%	2.43%
Expenses, net waiver and reimbursement (C)	2.29%	2.28%	2.28%	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$11.56		$24.50	$18.77	$19.51	$18.71	$15.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09		(0.20)	(0.23)	0.02	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	1.47		(12.74)	5.96	(0.76)	0.92	3.19
Total from investment operations	1.56		(12.94)	5.73	(0.74)	0.80	3.14

Net asset value, end of period	$13.12		$11.56	$24.50	$18.77	$19.51	$18.71

Total return (B)	13.49	% (F)	(52.82)%	30.53%	(3.79)%	4.28%	20.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,682		$4,682	$23,773	$17,478	$19,386	$14,876
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.06	% (G)	1.56%	1.45%	1.44%	1.38%	1.33%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.28%	1.28%	1.29%	1.27%	1.25%
Net investment loss, before waiver and reimbursement (C,D)	0.51	% (G)	(1.32)%	(1.22)%	(0.06)%	(0.73)%	(0.39)%
Net investment income (loss), net waiver and reimbursement(C,D)	1.28	% (G)	(1.04)%	(1.05)%	0.09%	(0.62)%	(0.31)%
Portfolio turnover rate	88	% (F)	66%	77%	249%	220%	153%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.08%	1.56%	1.45%	1.43%
Expenses, net waiver and reimbursement (C)	1.29%	1.28%	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)
(Unaudited)

Net asset value, beginning of period	$18.02	$17.47	$12.18	$22.94	$27.40	$31.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.36	0.63	0.59	0.96	1.05	1.10
Net realized and unrealized gain (loss) on investments	2.63	1.25	6.00	(9.19)	(2.36)	(1.90)
Total from investment operations	2.99	1.88	6.59	(8.23)	(1.31)	(0.80)

LESS DISTRIBUTIONS:
From net investment income	(0.67)	(0.42)	(0.16)	(1.63)	(0.20)	(0.20)
From return of capital	(0.91)	(0.91)	(1.14)	(0.90)	(2.95)	(3.00)
Total distributions	(1.58)	(1.33)	(1.30)	(2.53)	(3.15)	(3.20)

Net asset value, end of period	$19.43	$18.02	$17.47	$12.18	$22.94	$27.40

Total return (B)	11.53	% (F)	11.07%	58.01%	(38.65)%	(4.60)%	(2.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,527	$26,527	$30,687	$23,625	$50,216	$50,624
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.72	% (G)	1.73%	1.81%	1.81%	1.73%	1.76%
Expenses, net waiver and reimbursement	1.68	% (G)	1.68%	1.68%	1.70%	1.68%	1.65%
Net investment income, before waiver and reimbursement	3.52	% (G)	3.46%	4.16%	5.34%	4.14%	3.80%
Net investment income, net waiver and reimbursement	3.56	% (G)	3.51%	4.28%	5.45%	4.19%	3.91%
Portfolio turnover rate	4	% (F)	25%	32%	49%	40%	49%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)
(Unaudited)

Net asset value, beginning of period	$18.00	$17.45	$12.17	$22.92	$27.40	$31.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28	0.49	0.48	0.83	0.85	0.90
Net realized and unrealized gain (loss) on investments	2.54	1.26	6.00	(9.18)	(2.33)	(1.90)
Total from investment operations	2.82	1.75	6.48	(8.35)	(1.48)	(1.00)

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.38)	(0.15)	(1.54)	(0.20)	(0.20)
From return of capital	(0.82)	(0.82)	(1.05)	(0.86)	(2.80)	(2.80)
Total distributions	(1.42)	(1.20)	(1.20)	(2.40)	(3.00)	(3.00)

Net asset value, end of period	$19.40	$18.00	$17.45	$12.17	$22.92	$27.40

Total return (B)	11.13	% (F)	10.26%	56.78%	(39.03)%	(5.49)%	(2.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,817	$22,817	$21,492	$17,127	$31,580	$30,078
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.47	% (G)	2.48%	2.56%	2.57%	2.48%	2.51%
Expenses, net waiver and reimbursement	2.43	% (G)	2.43%	2.43%	2.45%	2.43%	2.40%
Net investment income, before waiver and reimbursement	2.77	% (G)	2.67%	3.40%	4.61%	3.40%	3.12%
Net investment income, net waiver and reimbursement	2.81	% (G)	2.72%	3.52%	4.73%	3.45%	3.23%
Portfolio turnover rate	4	% (F)	25%	32%	49%	40%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.72%	1.73%	1.80%	1.79%
Expenses, net waiver and reimbursement	1.68%	1.68%	1.67%	1.68%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.47%	2.48%	2.55%	2.54%
Expenses, net waiver and reimbursement	2.43%	2.43%	2.42%	2.43%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)
(Unaudited)

Net asset value, beginning of period	$18.09	$17.53	$12.22	$23.02	$27.50	$31.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.38	0.68	0.62	1.01	1.15	1.20
Net realized and unrealized gain (loss) on investments	2.68	1.26	6.03	(9.24)	(2.38)	(1.90)
Total from investment operations	3.06	1.94	6.65	(8.23)	(1.23)	(0.70)

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.44)	(0.17)	(1.65)	(0.25)	(0.20)
From return of capital	(0.94)	(0.94)	(1.17)	(0.92)	(3.00)	(3.05)
Total distributions	(1.64)	(1.38)	(1.34)	(2.57)	(3.25)	(3.25)

Net asset value, end of period	$19.51	$18.09	$17.53	$12.22	$23.02	$27.50

Total return (B)	11.68	% (E)	11.37%	58.39%	(38.45)%	(4.54)%	(1.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$154,931	$154,931	$103,297	$58,983	$118,252	$107,804
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.47	% (F)	1.48%	1.55%	1.56%	1.48%	1.51%
Expenses, net waiver and reimbursement	1.43	% (F)	1.43%	1.43%	1.45%	1.43%	1.40%
Net investment income, before waiver and reimbursement	3.77	% (F)	3.65%	4.32%	5.63%	4.51%	4.07%
Net investment income, net waiver and reimbursement	3.81	% (F)	3.70%	4.43%	5.74%	4.56%	4.18%
Portfolio turnover rate	4	% (E)	25%	32%	49%	40%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.47%	1.48%	1.55%	1.54%
Expenses, net waiver and reimbursement	1.43%	1.43%	1.42%	1.43%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$15.55		$17.10	$13.28	$14.75	$15.33	$14.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.20	0.16	0.18	0.14	0.09
Net realized and unrealized gain (loss) on investments	0.02		(1.44)	3.93	(1.14)	0.57	1.13
Total from investment operations	0.08		(1.24)	4.09	(0.96)	0.71	1.22

LESS DISTRIBUTIONS:
From net investment income	—		(0.31)	(0.27)	(0.31)	—	(0.24)
From net realized gains on investments	—		—	—	(0.20)	(1.29)	(0.19)
Total distributions	—		(0.31)	(0.27)	(0.51)	(1.29)	(0.43)

Net asset value, end of period	$15.63		$15.55	$17.10	$13.28	$14.75	$15.33

Total return (B)	0.51	% (G)	(7.41)%	31.10%	(6.81)%	5.39%	8.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,845		$8,845	$10,172	$10,667	$11,977	$12,314
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.59	% (H)	1.57%	1.63%	1.64%	1.62%	1.66%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%	1.21%	1.28%	1.55%
Net investment income, before waiver and reimbursement (C,D)	0.43	% (H)	0.83%	0.60%	0.86%	0.63%	0.49%
Net investment income, net waiver and reimbursement (C,D)	0.81	% (H)	1.19%	1.02%	1.29%	0.97%	0.60%
Portfolio turnover rate	9	% (G)	10%	14%	42%	13%	30%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$15.16		$16.67	$12.95	$14.40	$15.11	$14.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	—		0.07	0.04	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.02		(1.40)	3.85	(1.12)	0.55	1.11
Total from investment operations	0.02		(1.33)	3.89	(1.05)	0.58	1.10

LESS DISTRIBUTIONS:
From net investment income	—		(0.18)	(0.17)	(0.20)	—	(0.17)
From net realized gains on investments	—		—	—	(0.20)	(1.29)	(0.19)
Total distributions	—		(0.18)	(0.17)	(0.40)	(1.29)	(0.36)

Net asset value, end of period	$15.18		$15.16	$16.67	$12.95	$14.40	$15.11

Total return (B)	0.13	% (G)	(8.07)%	30.18%	(7.54)%	4.58%	7.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,279		$8,279	$10,321	$8,961	$10,534	$10,037
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.34	% (H)	2.32%	2.38%	2.39%	2.37%	2.41%
Expenses, net waiver and reimbursement (C)	1.96	% (H)	1.96%	1.96%	1.96%	2.03%	2.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.32	)% (H)	0.05%	(0.13)%	0.10%	(0.06)%	(0.19)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.05	% (H)	0.41%	0.29%	0.53%	0.28%	(0.08)%
Portfolio turnover rate	9	% (G)	10%	14%	42%	13%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96%	1.96%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$15.56		$17.11	$13.29	$14.76	$15.32	$14.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.25	0.21	0.21	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.02		(1.45)	3.92	(1.14)	0.53	1.09
Total from investment operations	0.10		(1.20)	4.13	(0.93)	0.75	1.27

LESS DISTRIBUTIONS:
From net investment income	—		(0.35)	(0.31)	(0.34)	(0.02)	(0.30)
From net realized gains on investments	—		—	—	(0.20)	(1.29)	(0.19)
Total distributions	—		(0.35)	(0.31)	(0.54)	(1.31)	(0.49)

Net asset value, end of period	$15.66		$15.56	$17.11	$13.29	$14.76	$15.32

Total return (B)	0.64	% (F)	(7.15)%	31.42%	(6.59)%	5.70%	8.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$54,994		$54,994	$51,380	$32,104	$40,221	$18,671
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.34	% (G)	1.32%	1.37%	1.38%	1.37%	1.36%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%	0.96%	0.96%	1.03%	1.25%
Net investment income, before waiver and reimbursement (C)(D)	0.70	% (G)	1.12%	0.96%	1.06%	1.17%	1.07%
Net investment income, net waiver and reimbursement (C)(D)	1.08	% (G)	1.48%	1.38%	1.48%	1.51%	1.18%
Portfolio turnover rate	9	% (F)	10%	14%	42%	13%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96%	0.96%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$15.25		$19.01	$13.81	$15.38		$16.92	$14.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		(0.06)	(0.03)	0.10		0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.27)		(3.59)	5.81	—	(E,H)	(1.26)	2.41
Total from investment operations	(0.17)		(3.65)	5.78	0.10		(1.13)	2.51

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.15)		(0.09)	(0.24)
From net realized gains on investments	(1.67)		(0.11)	(0.58)	(1.52)		(0.32)	(0.22)
Total distributions	(1.67)		(0.11)	(0.58)	(1.67)		(0.41)	(0.46)

Net asset value, end of period	$13.41		$15.25	$19.01	$13.81		$15.38	$16.92

Total return (B)	(1.17	)% (H)	(19.33)%	42.45%	0.72%		(6.71)%	17.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,317		$6,317	$8,874	$5,775		$15,438	$39,835
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.99	% (I)	1.90%	1.94%	1.95%		1.82%	1.75%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.53%	1.53%	1.56%		1.53%	1.50%
Net investment income (loss), before waiver and reimbursement (C,D)	0.81	% (I)	(0.70)%	(0.62)%	0.28%		0.51%	0.38%
Net investment income (loss), net waiver and reimbursement (C,D)	1.27	% (I)	(0.33)%	(0.20)%	0.67%		0.78%	0.63%
Portfolio turnover rate	0	% (H)	54%	32%	108%		182%	146%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$14.71		$18.48	$13.53	$15.08		$16.64	$14.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		(0.19)	(0.16)	(0.02)		0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.26)		(3.47)	5.69	0.01	(E)	(1.24)	2.36
Total from investment operations	(0.22)		(3.66)	5.53	(0.01)		(1.23)	2.34

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.02)		(0.01)	(0.10)
From net realized gains on investments	(1.67)		(0.11)	(0.58)	(1.52)		(0.32)	(0.22)
Total distributions	(1.67)		(0.11)	(0.58)	(1.54)		(0.33)	(0.32)

Net asset value, end of period	$12.82		$14.71	$18.48	$13.53		$15.08	$16.64

Total return (B)	(1.56	)% (H)	(19.94)%	41.46%	(0.03)%		(7.44)%	16.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,480		$16,480	$21,494	$15,542		$22,334	$25,769
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	2.74	% (I)	2.65%	2.69%	2.72%		2.56%	2.50%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.28%	2.28%	2.32%		2.28%	2.25%
Net investment loss, before waiver and reimbursement (C,D)	0.07	% (I)	(1.44)%	(1.37)%	(0.52)%		(0.23)%	(0.36)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.53	% (I)	(1.07)%	(0.96)%	(0.12)%		0.05%	(0.11)%
Portfolio turnover rate	0	% (H)	54%	32%	108%		182%	146%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.98%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.53%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.73%	2.65%	2.69%	2.70%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.30%

(H)	Represents an amount less than $0.01 per share.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)

Net asset value, beginning of period	$15.26	$18.98	$13.75	$15.33	$16.91	$14.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.12	(0.01)	0.01	0.14	0.17	0.14
Net realized and unrealized gain (loss) on investments	(0.28)	(3.60)	5.80	0.01	(E)	(1.27)	2.41
Total from investment operations	(0.16)	(3.61)	5.81	0.15	(1.10)	2.55

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.21)	(0.16)	(0.29)
From net realized gains on investments	(1.67)	(0.11)	(0.58)	(1.52)	(0.32)	(0.22)
Total distributions	(1.67)	(0.11)	(0.58)	(1.73)	(0.48)	(0.51)

Net asset value, end of period	$13.43	$15.26	$18.98	$13.75	$15.33	$16.91

Total return (B)	(1.10	)% (G)	(19.15)%	42.86%	1.02%	(6.53)%	17.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,044	$17,044	$22,650	$13,016	$29,104	$34,533
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.74	% (H)	1.65%	1.69%	1.70%	1.56%	1.50%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%	1.28%	1.30%	1.28%	1.25%
Net investment income (loss), before waiver and reimbursement (C,D)	1.05	% (H)	(0.44)%	(0.36)%	0.53%	0.75%	0.64%
Net investment income (loss), net waiver and reimbursement (C,D)	1.51	% (H)	(0.07)%	0.05%	0.93%	1.02%	0.89%
Portfolio turnover rate	0	% (G)	54%	32%	108%	182%	146%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.73%	1.65%	1.69%	1.69%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.30%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)

Net asset value, beginning of period	$17.42	$24.69	$20.47	$19.50	$22.51	$19.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02	0.01	(0.13)	—	(E)	0.11	(0.02)
Net realized and unrealized gain (loss) on investments	0.93	(0.62)	4.35	0.99	0.31	3.40
Total from investment operations	0.95	(0.61)	4.22	0.99	0.42	3.38

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.02)	(0.05)	—
From net realized gains on investments	(0.22)	(6.66)	—	—	(3.38)	(0.51)
Total distributions	(0.22)	(6.66)	—	(0.02)	(3.43)	(0.51)

Net asset value, end of period	$18.15	$17.42	$24.69	$20.47	$19.50	$22.51

Total return (B)	5.46	% (E)	(6.77)%	20.62%	5.10%	3.04%	17.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$65,337	$65,337	$84,018	$84,563	$132,383	$139,479
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.52	% (F)	1.49%	1.48%	1.54%	1.45%	1.44%
Expenses, net waiver and reimbursement	1.38	% (F)	1.38%	1.38%	1.39%	1.37%	1.35%
Net investment income (loss), before waiver and reimbursement	0.06	% (F)	(0.05)%	(0.67)%	(0.14)%	0.45%	(0.18)%
Net investment income (loss), net waiver and reimbursement	0.20	% (F)	0.06%	(0.58)%	0.01%	0.54%	(0.09)%
Portfolio turnover rate	26	% (E)	85%	116%	106%	113%	87%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2022	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
(Unaudited)

Net asset value, beginning of period	$15.47	$22.74	$18.99	$18.21	$21.35	$18.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)	(0.14)	(0.28)	(0.13)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	0.84	(0.47)	4.03	0.91	0.29	3.24
Total from investment operations	0.79	(0.61)	3.75	0.78	0.24	3.07

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)	(6.66)	—	—	(3.38)	(0.51)
Total distributions	(0.22)	(6.66)	—	—	(3.38)	(0.51)

Net asset value, end of period	$16.04	$15.47	$22.74	$18.99	$18.21	$21.35

Total return (B)	5.05	% (E)	(7.45)%	19.75%	4.28%	2.26%	16.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,315	$26,315	$36,180	$35,572	$59,985	$58,216
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.27	% (F)	2.24%	2.23%	2.29%	2.20%	2.19%
Expenses, net waiver and reimbursement	2.13	% (F)	2.13%	2.13%	2.14%	2.12%	2.10%
Net investment loss, before waiver and reimbursement	(0.70	)% (F)	(0.81)%	(1.43)%	(0.89)%	(0.33)%	(0.93)%
Net investment loss, net waiver and reimbursement	(0.56	)% (F)	(0.70)%	(1.33)%	(0.74)%	(0.24)%	(0.84)%
Portfolio turnover rate	26	% (E)	85%	116%	106%	113%	87%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.52%	1.49%	1.48%	1.53%
Expenses, net waiver and reimbursement	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.27%	2.24%	2.23%	2.28%
Expenses, net waiver and reimbursement	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)

Net asset value, beginning of period	$17.76		$25.00	$20.67	$19.71	$22.72	$19.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.07	(0.08)	0.05	0.17	0.04
Net realized and unrealized gain (loss) on investments	0.96		(0.65)	4.41	0.99	0.31	3.42
Total from investment operations	1.00		(0.58)	4.33	1.04	0.48	3.46

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.08)	(0.11)	(0.00	) (B)
From net realized gains on investments	(0.22)		(6.66)	—	—	(3.38)	(0.51)
Total distributions	(0.22)		(6.66)	—	(0.08)	(3.49)	(0.51)

Net asset value, end of period	$18.54		$17.76	$25.00	$20.67	$19.71	$22.72

Total return (C)	5.58	% (E)	(6.54)%	20.95%	5.32%	3.32%	17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,899		$34,899	$51,163	$59,938	$147,479	$190,499
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.27	% (F)	1.24%	1.23%	1.29%	1.21%	1.19%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%	1.13%	1.14%	1.12%	1.10%
Net investment income (loss), before waiver and reimbursement	0.30	% (F)	0.18%	(0.43)%	0.10%	0.72%	0.08%
Net investment income (loss), net waiver and reimbursement	0.45	% (F)	0.29%	(0.33)%	0.25%	0.81%	0.17%
Portfolio turnover rate	26	% (E)	85%	116%	106%	113%	87%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.27%	1.24%	1.23%	1.28%
Expenses, net waiver and reimbursement	1.13%	1.13%	1.13%	1.13%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

As of the close of business on April 30, 2021, the Catalyst Small-Cap Insider Buying Fund (“Acquired Fund”) became part of the Insider Buying Fund (“Acquiring Fund”) and acquired all the net assets and certain liabilities of the Catalyst Small-Cap Insider Buying Fund in a tax-free plan of reorganization approved by the Fund’s Board of Trustees.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,052,662	$—	$—	$14,052,662
Collateral for Securities Loaned	—	4,861,198	—	4,861,198
Total Assets	$14,052,662	$4,861,198	$—	$18,913,860

Energy Infrastructure
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$237,593,848	$—	$—	$237,593,848
Total Assets	$237,593,848	$—	$—	$237,593,848

Global Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Closed End Fund	$2,581,920	$—	$—	$2,581,920
Common Stocks	72,241,095	—	—	72,241,095
Exchange-Traded Fund	3,658,800	—	—	3,658,800
Total Assets	$78,481,815	$—	$—	$78,481,815

Liabilities(a)	Level 1	Level 2	Level 3	Total
Call Options Written	$7,875	$—	$—	$7,875
Total Liabilities	$7,875	$—	$—	$7,875

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Tactical Allocation
Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$29,638,911	$—	$—	$29,638,911
Total Assets	$29,638,911	$—	$—	$29,638,911

Dynamic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$125,402,401	$—	$—	$125,402,401
Collateral for Securities Loaned	—	20,208,921	—	20,208,921
Total Assets	$125,402,401	$20,208,921	$—	$145,611,322

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for industry security classifications.

b)    Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

COVID-19 adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of these effects cannot be determined with certainty.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2022, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Written Options	Equity	Net realized gain on written options	$—
	Written Options	Equity	Net change in unrealized appreciation on written options	75,073
			Totals	$75,073

As of December 31, 2022, the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)   Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the manager and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

d)    Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2022, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2022, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2020-2022 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)     Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)    Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

g)    Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)    Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i)    Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

j)    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)    Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)    Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

m)    Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

n)     Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$13,510,232	$16,341,259	$—	$—
Energy Infrastructure	23,693,007	9,752,934	—	—
Global Equity	15,323,936	6,170,074	—	—
Tactical Allocation	—	40,007,647	—	—
Dynamic Alpha	34,100,204	40,826,916	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets.

For the six months ended December 31, 2022, the Manager waived management fees. The Manager may recapture a portion of the waived amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

						Management Fees
	Management	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2023	$61,854
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2023	49,883
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2023	138,980
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2023	92,403
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2023	94,040

	Recapture Expires
	No Later Than June 30,
Fund	2023	2024	2025
Insider Buying	$71,022	$77,264	$106,821
Energy Infrastructure	172,965	129,460	88,950
Global Equity	254,667	249,594	277,805
Tactical Allocation	194,493	180,235	196,082
Dynamic Alpha	366,079	173,971	177,953

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Manager, MFund provides the Funds (the “Compliance Services Agreement”) with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement, MFund an affiliate of the Manager, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2022, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$11,305	$12,347
Energy Infrastructure	36,942	128,728
Global Equity	11,126	40,191
Tactical Allocation	7,574	81,229
Dynamic Alpha	86,034	133,586

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$18,470,004	$1,724,448	$(1,280,592)	$443,856
Energy Infrastructure	209,419,158	32,918,389	(4,743,699)	28,174,690
Global Equity	69,075,813	14,311,004	(4,905,002)	9,406,002
Tactical Allocation	30,868,443	—	(1,229,532)	(1,229,532)
Dynamic Alpha	127,628,964	20,143,878	(2,161,522)	17,982,356

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 for the period ended November 30, 2021 and November 30, 2020 for Energy Infrastructure) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2022	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	1,740,188	—	9,530,225	11,270,413
Global Equity	1,457,870	—	—	1,457,870
Tactical Allocation	227,063	99,760	438	327,261
Dynamic Alpha	11,633,009	31,967,305	—	43,600,314

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	5,173,416	—	8,996,455	14,169,871
Global Equity	1,047,662	—	—	1,047,662
Tactical Allocation	—	1,446,176	—	1,446,176
Dynamic Alpha	—	—	—	—

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for Energy Infrastructure in which its November 30, 2021 components of distributable earnings have been adjusted for June 30, 2022 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(4,116,520)	$(44,877,284)	$—	$(6,563,817)	$(55,557,621)
Energy Infrastructure	13,480	—	—	(37,970,888)	—	9,852,885	(28,104,523)
Global Equity	—	—	(123,324)	(798,488)	—	9,860,282	8,938,470
Tactical Allocation	—	—	(232,980)	(46,497)	—	3,368,392	3,088,915
Dynamic Alpha	—	1,550,999	—	—	—	7,446,169	8,997,168

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$158,232
Energy Infrastructure	—
Global Equity	123,324
Tactical Allocation	96,079
Dynamic Alpha	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Post October
Losses
Insider Buying	$3,958,288
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	136,901
Dynamic Alpha	—

At June 30, 2022, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for Energy Infrastructure in which its November 30, 2021 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$42,700,901	$2,176,383	$44,877,284	$719,905
Energy Infrastructure	9,606,809	28,364,079	37,970,888	3,493,635
Global Equity	798,488	—	798,488	2,368,277
Tactical Allocation	—	46,497	46,497	—

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2022 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(668,265)	$668,265
Energy Infrastructure	—	—
Global Equity	(516,118)	516,118
Tactical Allocation	(167,014)	167,014
Dynamic Alpha	3,943,874	(3,943,874)

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2022, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	12/31/2022
Insider Buying	$151,273	$1,084	6.18%	11	$—
Energy Infrastructure	957,824	3,000	6.09%	17	—

(1)	Includes only Interest Expense for the six months ended December 31, 2022 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

During the six months ended December 31, 2022, Global Equity, Tactical Allocation and Dynamic Alpha did not access the line of credit.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022	SEMI-ANNUAL REPORT

material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2022.

			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Insider Buying	$4,861,198	$4,861,198	3.25%
Dynamic Alpha	20,208,921	20,208,921	1.78%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

The below table shows the collateral held by each Fund at the six months ended December 31, 2022.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Insider Buying
Liabilities
Securities Loaned	US Bank	$(4,861,198)	$—	$(4,861,198)	$4,861,198	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$(20,208,921)	$—	$(20,208,921)	$20,208,921	$—	$—

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Dynamic
Owner	Infrastructure	Alpha
LPL Financial, LLC *	39.0%	—
Charles Schwab & Co., Inc.	—	29.7%

*	These owners are comprised of multiple investors and accounts.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/22) and held for the entire period through 12/31/22.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/22	Value 12/31/22	During Period *	Value 12/31/22	During Period *
Catalyst Insider Buying Fund - Class A	1.53%	$1,000.00	$1,134.20	$8.23	$1,017.49	$7.78
Catalyst Insider Buying Fund - Class C	2.28%	1,000.00	1,129.00	12.24	1,013.71	11.57
Catalyst Insider Buying Fund - Class I	1.28%	1,000.00	1,134.90	6.89	1,018.75	6.51
Catalyst Energy Infrastructure Fund - Class A	1.68%	1,000.00	1,115.30	8.96	1,016.74	8.54
Catalyst Energy Infrastructure Fund - Class C	2.43%	1,000.00	1,111.30	12.93	1,012.96	12.33
Catalyst Energy Infrastructure Fund - Class I	1.43%	1,000.00	1,116.80	7.63	1,018.00	7.27
Catalyst/MAP Global Equity Fund - Class A	1.21%	1,000.00	1,005.10	6.12	1,019.11	6.16
Catalyst/MAP Global Equity Fund - Class C	1.96%	1,000.00	1,001.30	9.89	1,015.32	9.96
Catalyst/MAP Global Equity Fund - Class I	0.96%	1,000.00	1,006.40	4.85	1,020.37	4.89
Catalyst/Lyons Tactical Allocation Fund - Class A	1.53%	1,000.00	988.30	7.67	1,017.49	7.78
Catalyst/Lyons Tactical Allocation Fund - Class C	2.28%	1,000.00	984.40	11.40	1,013.71	11.57
Catalyst/Lyons Tactical Allocation Fund - Class I	1.28%	1,000.00	989.00	6.42	1,018.75	6.51
Catalyst Dynamic Alpha Fund - Class A	1.38%	1,000.00	1,054.60	7.15	1,018.25	7.02
Catalyst Dynamic Alpha Fund - Class C	2.13%	1,000.00	1,050.50	11.01	1,014.47	10.82
Catalyst Dynamic Alpha Fund - Class I	1.13%	1,000.00	1,055.80	5.86	1,019.51	5.75

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystEquity-SA22

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2023